Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	BLASTGARD INTERNATIONAL INC
Entity Central Index Key	0001102358
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	90,386,036
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2013 Unaudited
Current assets
Cash	$ 356,426	$ 146,841
Accounts receivable, (net of allowance for doubtful accts)	19,600	529,142
Inventory	392,819	354,119
Prepaid and other current assets	8,319	8,319
Net related party loans receivable from acquisition	122,316	122,316
Total current assets	899,480	1,160,737
Property & equipment, net of accumulated depreciation of ($332,978) and ($304,824), respectively	133,669	107,655
Intangible property, net of accumulated amortization of ($493,756) and ($389,698), respectively	406,580	302,522
Investments	112,832	112,833
Goodwill	2,061,649	2,061,649
Deposits	5,667	5,667
Total Assets	3,619,877	3,751,063
Current liabilities
Accounts payable	1,026,095	746,232
Accrued expenses	252,495	40,214
Customer deposits and deferred revenue	79,182
Current portion notes payable	2,492,565	1,622,655
Total current liabilities	3,850,337	2,409,102
Contingent liability	1,170,081	1,170,081
Derivative liability, net	339,874	172,470
Total liabilities	5,360,292	3,751,653
Stockholders' Equity
Preferred Stock, 1,000 shares authorized; $.001 par value; 0 and 0 issued and outstanding
Common Stock, $.001 par value, 500,000,000 shares authorized; 263,874,315 and 90,386,036 shares issued and outstanding, respectively	90,386	263,874
Additional paid-in capital	14,694,710	16,082,616
Minority interest	(29,961)	(24,814)
Accumulated deficit	(16,495,550)	(16,322.266)
Total stockholders' deficit	(1,740,415)	(590)
Total Liabilities and Stockholders' Equity	$ 3,619,877	$ 3,751,063

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2013 Unaudited
Property & equipment, net of accumulated depreciation	$ (304,824)	$ (332,978)
Intangible property, net of accumulated amortization	$ (389,698)	$ (493,756)
Preferred Stock shares authorized	263,874,315	263,874,315
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock issued	0	0
Preferred Stock outstanding	0	0
Common Stock shares authorized	500,000,000	500,000,000
Common Stock par value	$ 0.001	$ 0.001
Common Stock issued	263,874,315	263,874,315
Common Stock outstanding	90,386,036	90,386,036

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenues	$ 864,882	$ 640,885	$ 1,222,022	$ 990,706
Direct costs	425,049	442,180	653,983	704,524
Gross Profit	439,833	198,705	568,039	286,182
Operating expenses:
General and administrative	235,910	157,087	450,195	374,820
Research and Development	4,875	37,284	6,975	40,461
Amortization and depreciation	65,901	56,472	132,211	117,579
Total operating expenses	306,686	250,843	589,381	532,860
Operating income (loss)	133,147	(52,138)	(21,342)	(246,678)
Non-operating activity
Other income (expense)		8,106		7,318
Gains (losses) on settlement of debt	65,724		131,251
Gain (loss) on derivative liability	1,043,159	157,052	313,832	1,721,813
Interest expenses	(93,075)	(192,751)	(245,311)	(494,888)
Interest income	1		1	2
Total other income (expense)	1,015,809	(27,593)	199,773	1,234,245
Income(loss) before income taxes	1,148,956	(79,731)	178,431	987,567
Less minority interest income(loss)	(5,169)	608	(5,147)	(1,696)
Net Income(loss)	$ 1,143,787	$ (80,339)	$ 173,284	$ 989,263
Earnings (loss) per share:
Basic	0.0051	(0.001)	0.001	(0.01)
Dilutive	0.0042	(0.001)	0.0008	(0.01)
Weighted average shares outstanding
Basic	224,452,904	90,386,036	157,894,648	88,532,611
Dilutive	272,093,696	90,386,036	211,674,718	141,929,008

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net (loss) income	$ 173,284	$ 989,263
Adjustment to reconcile Net Income to net cash provided by operations:
Minority interest (gain) loss	5,147	(1,696)
Depreciation and amortization	132,211	117,579
Amortization of debt discount	168,808	395,939
Gain on settlement of debt	(131,251)
Gain on derivative	(313,832)	(1,721,813)
Changes in assets and liabilities:
Accounts receivable	(509,542)	(14,870)
Note receivable		59,484
Inventory	38,700	(458,889)
Other operating assets		(28,498)
Accounts payable and accruals	(181,778)	(73,780)
Customer deposits		857,021
Other liabilities		253
Net Cash (Used) Provided by Operating Activities	(618,253)	119,993
Cash Flows from Investing Activities:
Purchase of property and equipment	(2,139)	(45,628)
Payments for deferred costs
Proceeds from sales of assets and intangibles
Cash purchased
Net Cash Used by Investing Activities	(2,139)	(45,628)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	421,667	50,000
Repayments of notes payable	(10,860)	(69,099)
Net Cash Provided by Financing Activities	410,807	(19,099)
Net increase/decrease in Cash	(209,585)	55,266
Cash at beginning of period	356,426	253,221
Cash at end of period	146,841	308,487
Supplemental cash flow information:
Interest paid	37,027	68,128
Taxes paid		800
Supplemental Schedule of Noncash Investing and Financing Activities
Debt converted to stock	$ 1,561,394

Shareholders Equity (USD $)	Common shares	Common Par	Additional Paid in Capital	Accumulated Deficit	Minority Interest	Stock -Holders' Deficit
Balance at December 31, 2011 at Dec. 30, 2011	90,386,036	90,386	14,694,710	(39,118)	(17,540,517)	(2,794,539)
Net income				$ 9,157	$ 1,044,967	$ 1,054,124
Balance at December 31, 2012	90,386,036	90,386	14,694,710	(29,961)	(16,495,550)	(1,740,415)
Stock issued for conversion of debt	173,488,279	173,488	1,387,906			1,561,394
Net loss				$ 5,147	$ 173,284	$ 178,431
Balance at June 30, 2013 at Jun. 30, 2013	263,874,315	263,874	16,082,616	(24,814)	(16,322,266)	(590)

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Basis of Presentation

(1) Basis of Presentation

The consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the three months and six months ended June 30, 2013 and 2012, and consolidated statements of cash flows for the six months ended June 30, 2013 and 2012 have been prepared by us without audit. In the opinion of Management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) necessary to present fairly in all material respects our financial position as of June 30, 2013 and results of operations for the three months and six months ended June 30, 2013 and 2012, and cash flows for the six months ended June 30, 2013 and 2012. The results of operations and cash flows for the periods indicated above are not necessarily indicative of the results to be expected for the full year.

This report should be read in conjunction with our Form 10-K for our fiscal year ended December 31, 2012. All material intercompany transactions have been eliminated.

BlastGard International, Inc. (the “Company”) was incorporated on September 26, 2003 as BlastGard Technologies, Inc. (“BTI”) in the State of Florida, to design and market proprietary blast mitigation materials. The Company created, designs, develops and markets proprietary blast mitigation materials. The Company’s patent-pending BlastWrap® technology effectively mitigates blast effects and suppresses post-blast fires. The Company sub-contracts the manufacturing of products to licensed and qualified production facilities.

The Company went public through a shell merger on January 31, 2004. On March 31, 2004, the Company changed its name to BlastGard International, Inc. On March 4, 2011, the Company completed the acquisition of HighCom Securities, Inc. and subsidiaries. The income of HighCom and subsidiaries is included from January 25, 2011, the date of the binding letter of intent. These financial statements include the assets liabilities and activity of the following:

BlastGard International, Inc. BlastGard® International, Inc. is a Colorado corporation that has developed and designed proprietary blast mitigation materials. The Company operates from offices in Clearwater, Florida and uses contract manufacturers in various locations for production.

BlastGard Technologies Inc. is a dormant Florida corporation.

HighCom Securities, Inc. HighCom Securities, Inc. (HighCom), originally located in San Francisco California, is a global provider of security equipment and a leader in advanced ballistic armor manufacturing. The Company has a manufacturing facility in Columbus, Ohio for production and has moved the corporate offices to Clearwater, Florida as of May 1, 2011.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred recurring losses and has used significant cash in support of its operating activities. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern was dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to generate the necessary cash flows with increased sales revenue over the next 12 months. However, should the Company’s sales not provide sufficient cash flow; the Company has plans to raise additional working capital through debt and/or equity financings. There was no assurance the Company will be successful in producing increased sales revenues or obtaining additional funding through debt and equity financings.

Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considered all highly liquid debt instruments with original maturities of three months or less when acquired to be cash equivalents.

Financial Instruments

The carrying amounts of cash, receivables and current liabilities approximated fair value due to the short-term maturity of the instruments. Debt obligations were carried at cost, which approximated fair value due to the prevailing market rate for similar instruments.

Fair Value Measurement

All financial and nonfinancial assets and liabilities were recognized or disclosed at fair value in the financial statements. This value was evaluated on a recurring basis (at least annually). Generally accepted accounting principles in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on a measurement date. The accounting principles also established a fair value hierarchy which required an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs were used to measure fair value.

Level 1: Quotes market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that were corroborated by market data.

Level 3: Unobservable inputs that were not corroborated by market data.

Accounts Receivable

Accounts receivable consisted of amounts due from customers based in the United States and abroad. The Company considered accounts more than 30 days old to be past due. The Company used the allowance method for recognizing bad debts. When an account was deemed uncollectible, it was written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of June 30, 2013, management believes an allowance for uncollectible accounts in the amount of $27,662 was adequate.

Inventory

Inventory was stated at the lower of cost (first-in, first-out) or market. Market was generally considered to be net realizable value. Inventory consisted of materials used to manufacture the Company’s product and finished goods ready for sale.

Property and Equipment

Property and equipment were stated at cost. Depreciation was calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Expenditures for additions and improvements were capitalized, while repairs and maintenance costs were expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or otherwise disposed of were removed from the accounts and any gain or loss was recorded in the year of disposal.

Impairment of Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets at least annually. Impairment losses were recorded on long-lived assets used in operations when indicators of impairment were present and the undiscounted future cash flows estimated to be generated by those assets were less than the assets’ carrying amount. If such assets were impaired, the impairment to be recognized was measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of were reported at the lower of the carrying value or fair value, less costs to sell.

Debt Issue Costs

The costs related to the issuance of debt were capitalized and amortized to interest expense using the straight-line method over the lives of the related debt. The straight-line method results in amortization that was not materially different from that calculated under the effective interest method.

Revenue Recognition

Sales revenue was recognized upon the shipment of product to customers. Allowances for sales returns, rebates and discounts were recorded as a component of net sales in the period the allowances were recognized.

Research and Development

Research and development costs were expensed as incurred.

Advertising

Advertising costs were expensed as incurred. Advertising costs of $0 and $0 were incurred during the three months ended June 30, 2013 and 2012, respectively.

Shipping and Freight Costs

The Company includes shipping costs in cost of goods sold.

Income Taxes

Income taxes were provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and the tax basis of assets and liabilities for financial and income tax reporting. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities were recovered or settled. Deferred tax assets were also recognized for operating losses that were available to offset future taxable income and tax credits that were available to offset future federal income taxes, less the effect of any allowances considered necessary. The company use guidance provided by ASC-740-10, Accounting for Uncertainty in Income Taxes, for reporting uncertain tax provisions.

Stock-based Compensation

We use the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant, using assumptions for volatility, expected term, risk-free interest rate and dividend yield. We have used one grouping for the assumptions as our option grants were primarily basic with similar characteristics. The expected term of options granted has been derived based upon our history of actual exercise behavior and represents the period of time that options granted were expected to be outstanding. Historical data was also used to estimate option exercises and employee terminations. Estimated volatility was based upon our historical market price at consistent points in a period equal to the expected life of the options. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant and the dividend yield was based on the historical dividend yield. Compensation expense for stock based compensation is recognized over the vesting period.

Income (Loss) per Common Share

Basic net loss per share excludes the impact of common stock equivalents. Diluted net income (loss) per share utilizes the average market price per share when applying the treasury stock method in determining common stock equivalents. As of June 30, 2013, there were 7,050,000 and vested common stock options outstanding, which were excluded from the calculation of net loss per share-diluted because they were anti-dilutive. In addition, June 30, 2013 the Company had 104,333,335 warrants outstanding issued in connection with convertible promissory notes and stock sales that were also excluded because they were anti-dilutive.

Recent Accounting Pronouncements

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.  Reference is made to these recent accounting pronouncements as if they are set forth therein in their entirety.

Inventory	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory

(2) Inventory

The Company’s manufacturing is sub-contracted to licensed and qualified production facilities. Our inventory is made up of raw materials, work in progress and finished goods. Our inventory is maintained at our manufacturing facilities.

	June 30,	December 31,
	2013	2012
	(unaudited)
Raw materials	$105,446	$216,201
Work in process	15,444	39,354
Finished Goods	233,229	137,264

TOTAL	$354,119	$392,819

Property and Equipment, Net	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

(3)	Property and Equipment, Net

Property and equipment are comprised of the following at June 30, 2013 and December 31, 2012

	June 30,	December 31,
	2013	2012
Machinery and equipment	$325,871	$325,419
Funiture and fixtures	114,762	113,074

	440,633	438,493
Less accumulated depreciation	(332,978)	(304,824)

Property and equipment, net	$107,655	$133,669

Depreciation expense for the three and six months ended June 30, 2013 was $13,504 and $28,153 respectively.

Intangible Assets, Net	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Intangible Assets, Net

(4) Intangible Assets, Net

Intangible Assets are comprised of the following at June 30, 2013 and December 31, 2012

	June 30,	December 31,
	2013	2012
Patents and Trademarks	$161,278	$161,278
Websites	80,000	80,000
Lists	500,000	500,000
Research and Development	55,000	55,000

	796,278	796,278
Less accumulated amortization	(493,756	(389,698)

Intangible assets, net	$302,522	$406,580

Amortization expense for the three and six months ended June 30, 2013 was $52,397 and $104,058 respectively

Notes Payable	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Notes Payable

(5)	Notes Payable

Convertible Promissory Notes

On December 2, 2004, the Company entered into agreements to borrow an aggregate principal amount of $1,420,000 and to issue to the investors secured convertible notes and common stock purchase warrants. The Company’s convertible promissory notes payable consist of the following at June 30, 2013 and December 31, 2012:

	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest rate	$—	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% interest rate	15,241	15,241

	32,566	125,663
Less: current maturities	(32,566)	(125,663)
	$—	$—

At June 30, 2013, there were 0 warrants outstanding and exercisable associated with the 2004 debt. These warrants were valued at $0.

Background of Secured Financings of BlastGard and Conversion into Common Stock

Alpha Capital Anstalt, a secured debt holder which first loaned us money in December 2004, loaned us $160,000 in February 2011, an additional $300,000 in March 2011, an additional $300,000 in June 2011 and an additional $500,000 in November 2011 pursuant to secured convertible promissory notes. At December 31, 2012, the Company owed $1,210,000 in principal (exclusive of accrued interest of $206,314.71) to Alpha Capital Anstalt after reduction of principal of approximately $50,000 which was converted into Common Stock in 2012.

As of March 21, 2013, the Company had outstanding $1,267,707.07 in principal debt, including accrued interest thereon owed to Alpha Capital Anstalt, pursuant to secured promissory notes (collectively the “Company Debt”). Pursuant to an amendment and consent, all of the debt owed to Alpha Capital, which was previously past due and were the subject of security agreements, guarantee and other transaction documents, to the extent outstanding, have had their maturity date extended through June 14, 2013 and their conversion price lowered from $0.010 per share to $0.009 per share.

On April 4, 2013, Alpha Capital Anstalt, closed on an agreement dated March 21, 2013 (the “Purchase and Exchange Agreement”) with 8464081 Canada Inc. (the “Purchaser”) to sell to the Purchaser and its assignees the Company’s Debt in the principal amount, including accrued interest thereon, of $1,267,770.07 (which excludes $182,000 of the principal due on this note that was maintained by Alpha Capital) owned by it plus warrants to purchase 104,333,335 shares (exercisable at $0.01 per share). The agreements required that within three (3) months of March 21, 2013, that the Purchaser shall convert all the notes acquired by it at the current conversion price of $0.009 per share. Alpha Capital Anstalt (the “Seller”) has also committed to convert the $182,000 of principal retained by it into shares of the Company’s Common Stock at the same conversion price. Also, the agreement required the Purchaser to offer to purchase the other December 2004 Debt for a purchase price equal to the total amount of principal and interest due on each note with a 10% premium.

On April 23, 2013, the aforementioned secured note holders converted their debt in the principal amount of approximately $1.451 million including accrued interest thereon into 161,269,410 shares of common stock at a conversion price of $.009 per share. Of the 161,269,410 shares, 132,426,499 shares were issued to 8464081 Canada Inc., 20,222,222 shares were issued to Alpha Capital Anstalt and 8,620,689 shares were issued to Laurentian Bank Securities ITF Robocheyne Consulting Ltd. Exemption from registration is claimed under Section 3(a)(9) of the Securities Act of 1933, as amended.

At December 31, 2012, the Company had outstanding other secured indebtedness borrowed in December 2004 in the amount of $125,663. At June 30, 2013, this other secured indebtedness was reduced to $32,566 as a result of the conversion of principal and accrued interest into 12,218,269 shares of Common Stock at a conversion price of $.009 per share. As part of Alpha Capital Anstalt’s agreement with 8464081 Canada, 8464081 Canada is reportedly in the process of purchasing this other secured indebtedness which approximates $45,000, including accrued interest thereon, and, upon the completion of said purchase, such indebtedness will be converted into Common Stock at $.009 per share.

Our outstanding secured debt has mandatory redemption provisions. A large portion of the secured debt provides that in the event (i) the Company is prohibited from issuing Conversion Shares, (ii) upon the occurrence of any other Event of Default (as defined in the Transaction Documents), that continues beyond any applicable cure period, (iii) a Change in Control (as defined below) occurs, or (iv) upon the liquidation, dissolution or winding up of the Company or any Subsidiary, then at the Secured Debt Holder’s election, the Company must pay to the Secured Debt Holder not later than ten (10) days after request by such Secured Debt Holder, a sum of money determined by multiplying up to the outstanding principal amount of the Note designated by the Secured Debt Holder, at the Secured Debt Holder’s election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the Common Stock for the thirty days preceding the date demand is made by Secured Debt Holder and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due under the Transaction Documents ("Mandatory Redemption Payment"). The Mandatory Redemption Payment must be received by the Secured Debt Holder on the same date as the Conversion Shares otherwise deliverable or within ten (10) days after request, whichever is sooner ("Mandatory Redemption Payment Date"). Upon receipt of the Mandatory Redemption Payment, the corresponding Note principal, interest and other amounts will be deemed paid and no longer outstanding. The Secured Debt Holder may rescind the election to receive a Mandatory Redemption Payment at any time until such payment is actually received. Liquidated damages calculated that have been paid or accrued for the ten day period prior to the actual receipt of the Mandatory Redemption Payment by such Secured Debt Holder shall be credited against the Mandatory Redemption Payment provided the balance of the Mandatory Redemption Payment is timely paid. “Change in Control” is defined as (i) the Company becoming a Subsidiary of another entity (other than a corporation formed by the Company for purposes of reincorporation in another U.S. jurisdiction), (ii) the sale, lease or transfer of substantially all the assets of the Company or any Subsidiary, (iii) a majority of the members of the Company’s board of directors as of the Closing Date no longer serving as directors of the Company, except as a result of natural causes or as a result of hiring additional outside directors in order to meet appropriate stock exchange requirements, or (iv) Michael Gordon, the Chief Executive Officer of the Company is no longer serving as Chief Executive Officer unless prior written consent of the Secured Debt Holder had been obtained by the Company. The foregoing notwithstanding, the Secured Debt Holder may demand and receive from the Company the amount stated above or any other greater amount which the Secured Debt Holder is entitled to receive or demand pursuant to the Transaction Documents.

In connection with the aforementioned loan transactions, we also issued to Alpha Capital Anstalt warrants to purchase 104,333,335 shares of the Company’s Common Stock, which warrants are currently exercisable at an exercise price of $.01 per share, which exercise price is subject to adjustment pursuant to the provisions of the warrant. In the event a fundamental transaction occurs as defined in the warrants, which includes without limitation any person or group acquiring 50% of the aggregate Common Stock of the Company, then the holder of the warrants may have the right to have the warrants redeemed at a price equal to the Black-Scholes value of said warrants. These warrants were sold by Alpha Capital to 8464081 Canada.

Also, pursuant to the Purchase and Exchange Agreement by and among Alpha Capital Amstalt (the “Seller”), 8464081 Canada (the “Purchaser”) and the Company, the parties agreed to the following:

·         Purchaser has the right to nominate and appoint to the Board at least 50% of the Board members;

·         Purchaser has a right of first refusal to participate in future financings up to its pro rata share of Common Stock of the Company.

·         Purchaser undertakes to provide the Company with sufficient capital to allow the Company to conduct its business and remain a going concern until December 31, 2013, subject to further agreements between the Company and Purchaser. All such funding will be provided through equity transactions and will not be funded via debt.

This transaction resulted in the Purchaser, namely, 8464081 Canada Inc., acquiring control of the Company through its acquisition of Warrants to purchase 104,333,335 shares of Common Stock exercisable at $.01 per share and its acquisition of secured debt in the principal amount of $1,267,770.07, which together with accrued interest thereon, was convertible at $.009 per share. The Purchaser paid Seller approximately $1.82 million to acquire control of the Company, including giving Seller a promissory note in the amount of $400,000, which note is due on August 31, 2013. The Purchaser and Seller also entered into a Pledge Agreement with respect to a portion of the securities of the Company that were the subject of the change of control.

Conversion of Accrued Expenses.

On March 8, 2011, BlastGard’s Board of Directors ratified, adopted and approved that James F. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); Michael J. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); and Morse & Morse, PLLC’s accrued legal bill of $67,025.30 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion. On May 3, 2011, BlastGard’s Board of Directors ratified, adopted and approved $100,000 in additional compensation to Michael J. Gordon as CEO, of which $50,000 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion and $50,000 issued in Common Stock at $.05 per share.

The 2011 convertible promissory notes consisted of the following at June 30, 2013 and December 31, 2012:

	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $160,000, issued February 3, 2011, due on August 31, 2011, 10% annual interest rate	$—	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest rate	—	300,000

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest rate	—	300,000

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $0 and $22,380, respectively	—	477,620

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% interest rate	210,000	210,000

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% interest rate	160,000	160,000

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% interest rate	67,025	67,025
	437,025	1,624,645
Less: current maturities	(437,025)	(1,624,645)
	$—	$—

	June 30, 2013 (unaudited)	December 31, 2012

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand	$77,464	$81,574

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand	426,944	428,716

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand	145,866	146,796

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	51,128	54,991

	701,402	712,257
Less: current maturities	(701,402)	(712,257)
	$—	$—

Acquisition Debt	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Acquisition Debt

(6) Acquisition Debt

On March 4, 2011, the Company issued a note payable in association with the purchase of HighCom Security Inc. and on March 31, 2011, the Company issued a note payable in association with the purchase of Acer product designs. These acquisition notes have the following balances at June 30, 2013 and December 31, 2012;

	June 30, 2013 (unaudited)	December 31, 2012

Acquisition note for the purchase of Acer product designs, original amount $30,000, interest at 8%	30,000	30,000

	30,000	30,000
Less: current maturities	(30,000)	(30,000)
	$-	$-

Related party loans	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related party loans

(7)	Related party loans
The Company received various short term loans from the Chief Executive Officer during the quarter ended June 30, 2013 to facilitate short term operating capital requirements. The balance as of June 30, 2013 was $321,661. Subsequent to June 30, 2013, and prior to the date of this filing, these short term loans were paid in full.
The Company received a short term loan from a related party in the amount of $100,000 with interest stated at 6%. Subsequent to June 30, 2013, and prior to the date of this filing, this loan was paid in full.

Shareholder' Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholder' Equity

(8)	Shareholders’ Equity

Preferred stock

The Company is authorized to issue 1,000 shares of $.001 par value preferred stock, none of which are currently outstanding. The Company may divide and issue the Preferred Shares in series. Each Series, when issued, shall be designated to distinguish them from the shares of all other series. The relative rights and preferences of these series include preference of dividends, redemption terms and conditions, amount payable upon shares of voluntary or involuntary liquidation, terms and condition of conversion as well as voting powers.

Common stock issuances

263,874,315 shares were issued and outstanding at June 30, 2013.

Stock Compensation

The Company periodically offered options to purchase stock in the company to vendors and employees. No options were granted during the six months ended June 30, 2013.

The Board’s policy with respect to options is to grant options at the fair market value of the stock on the date of grant. Options generally become fully vested after one year from the date of grant and expire five years from the date of grant. During the years ended December 31, 2012 and 2011 there were 0 and 0 options granted, respectively and 1,450,000 and 900,000 expired un-exercised, respectively.

There were no net cash proceeds from the exercise of stock options during the six months ended June 30, 2013. At June 30, 2013 and December 31, 2012, there was no unrecognized compensation cost related to share-based payments which was expected to be recognized in the future.

The following table represents stock option activity for the periods indicated below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life		Aggregate Intrinsic Value
Options Outstanding - January 1, 2013	7,050,000	$0.10	1.0	years		-
Granted	—	$—
Exercised	—	—
Forfeited/expired/cancelled	—

Options Outstanding – March 31, 2013	7,050,000	$0.05	4.8 years			$0

Outstanding Exercisable – January 1, 2013	7,050,000	$0.10	4.8 years		$
Outstanding Exercisable – June 30, 2013	7,050,000	$0.05	3.4 years			$0

The total grant date fair value of options vested during the three months ended June 30, 2013 $0.

Line of Credit	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Line of Credit

(9) Line of Credit

The Company has a $100,000 credit line personally secured by the guaranty of the Company’s Chief Executive Officer. Of the $100,000, $77,464 was owed pursuant to the line of credit (inclusive of interest at 5%) at June 30, 2013 and the remaining $22,536 is available under such line. The Company’s Chief Executive Officer established a $220,000 personal line of credit with a bank, which he has made available to the Company to utilize. At June 30, 2013, the entire $220,000 was borrowed and, subsequently, paid back prior to the filing date of this Form 10-Q. These loans are included current portion of notes payable.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

(10) Income Taxes

The Company realized net income in the current and various prior periods presented. Due to the deferred tax attributes of the derivatives and a deferred tax asset from prior periods, which was fully allowed for, no income tax benefit or expanse has been presented. Any tax liability associated with the gain was offset by the deferred tax assets and changing in the valuation allowance on those tax assets.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(11) Commitments and Contingencies

Office Lease

We do not own any real estate properties. BlastGard entered into a lease agreement in January 1, 2009 for office space in Clearwater Florida, which was expanded to two offices in 2011 to accommodate HighCom Security. In 2012, BlastGard moved into a larger office space. Rental payment under the new lease is $350 per month on a month to month basis.

HighCom leases office and manufacturing space in Columbus, Ohio. In February 2011, the Company entered into a six month lease agreement for approximately 11,200 square feet of office and warehouse space in Columbus, OH. In June 2012, the Company entered into a one year lease agreement for approximately 16,200 square feet of office and warehouse space in Columbus, OH. In July 2013, the Company entered into a three year lease agreement for approximately 25,000 square feet of office and warehouse space in Columbus, OH. We believe that our HighCom facility is adequate for present requirements and suitable for the operations involved. Rent payment under the new 3-year lease is $6,967 per month.

HighCom rents approximately 900 square feet of office space in Aurora, CO on a short-term lease expiring on October 31, 2013 at a rental of $965 per month. On June 1, 2013, HighCom moved into new space in same office complex and entered into a new one year lease for 450 square feet of office space in Aurora, CO at a rental of $518 per month.

Rent expense for the six months ended June 30, 2013 and 2012 was approximately $48,000 and $28,903 respectively.

Prior Litigation Matter

Verde Partners Family Limited Partnership

On April 2, 2009, the Company entered into a Settlement Agreement to settle our outstanding civil litigation. The Company will pay the sum of $125,000 over 18 months. The first monthly payment was paid within 30 days after the Defendants deliver to the Company’s counsel an original executed version of the Agreement and a promissory note in the amount of the remaining principal balance to bear interest in the amount of 6% per annum. Upon Verde’s receipt of the payment and promissory note, the parties shall jointly dismiss with prejudice all litigation between them, including the Pinellas County action and the Federal action. The company and Verde also entered into a license agreement whereby BlastGard obtains a fully paid up non-exclusive license for the 2 Verde patents for the remaining life of those patents in exchange for the Company paying Verde a 2% royalty for the life of the patents, on the sales price received by BlastGard for BlastGard’s portion of all blast mitigation products sold by the company (the royalty was not on any third-party’s portion of any product containing blast mitigation products sold by BlastGard). The parties also agreed not to file any complaints with any state, federal or international agency or disciplinary body regarding any of the other parties or any person affiliated with any of the other parties or otherwise make negative statements about them (in other words, a broad non-disparagement clause). The company and Verde also signed mutual general releases (excepting the obligations above) and a covenant not to sue. At June 30, 2013, the Company was in arrears on the final twelve monthly payments on the settlement. These amounts are included in accrued expenses.

Contingent Liability	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Contingent Liability

(12) Contingent Liability

In March of 2011, the Company accomplished the acquisition of 100% of HighCom Security, Inc. As part of the consideration given, the Company agreed to an earn-out consisting of up to $100,000 in cash and up to 35,000,000 shares of common stock based on a pro-rata basis if revenue were to reach certain goals.  BlastGard management believed that a portion of the revenue goals were very achievable and valued the contingent consideration at 68% of the market price at the time of the agreement. The balance accrued as a contingent liability pursuant to this transaction as of June 30, 2013 and December 31, 2012 was $1,170,081 and $1,170,081respectively.

The earn-out calculations took into consideration multiple target dates for achievement of the revenue goals forecasted. As of the date of this filing, the final earn-out date of July 25, 2013 has passed, and the final calculation relative to the cash and shares earned consists of $6,308 and a total of 11,076,953 shares, of which when issued will satisfy this obligation in full. None of these items have been issued as of the date of this report.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events	(13) Subsequent Events There are no subsequent events disclosed herein as of the filing date of this Form 10-Q.

Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Basis of Presentation

(1) Basis of Presentation

The consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the three months and six months ended June 30, 2013 and 2012, and consolidated statements of cash flows for the six months ended June 30, 2013 and 2012 have been prepared by us without audit. In the opinion of Management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) necessary to present fairly in all material respects our financial position as of June 30, 2013 and results of operations for the three months and six months ended June 30, 2013 and 2012, and cash flows for the six months ended June 30, 2013 and 2012. The results of operations and cash flows for the periods indicated above are not necessarily indicative of the results to be expected for the full year.

This report should be read in conjunction with our Form 10-K for our fiscal year ended December 31, 2012. All material intercompany transactions have been eliminated.

BlastGard International, Inc. (the “Company”) was incorporated on September 26, 2003 as BlastGard Technologies, Inc. (“BTI”) in the State of Florida, to design and market proprietary blast mitigation materials. The Company created, designs, develops and markets proprietary blast mitigation materials. The Company’s patent-pending BlastWrap® technology effectively mitigates blast effects and suppresses post-blast fires. The Company sub-contracts the manufacturing of products to licensed and qualified production facilities.

The Company went public through a shell merger on January 31, 2004. On March 31, 2004, the Company changed its name to BlastGard International, Inc. On March 4, 2011, the Company completed the acquisition of HighCom Securities, Inc. and subsidiaries. The income of HighCom and subsidiaries is included from January 25, 2011, the date of the binding letter of intent. These financial statements include the assets liabilities and activity of the following:

BlastGard International, Inc. BlastGard® International, Inc. is a Colorado corporation that has developed and designed proprietary blast mitigation materials. The Company operates from offices in Clearwater, Florida and uses contract manufacturers in various locations for production.

BlastGard Technologies Inc. is a dormant Florida corporation.

HighCom Securities, Inc. HighCom Securities, Inc. (HighCom), originally located in San Francisco California, is a global provider of security equipment and a leader in advanced ballistic armor manufacturing. The Company has a manufacturing facility in Columbus, Ohio for production and has moved the corporate offices to Clearwater, Florida as of May 1, 2011.

Going Concern

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred recurring losses and has used significant cash in support of its operating activities. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern was dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to generate the necessary cash flows with increased sales revenue over the next 12 months. However, should the Company’s sales not provide sufficient cash flow; the Company has plans to raise additional working capital through debt and/or equity financings. There was no assurance the Company will be successful in producing increased sales revenues or obtaining additional funding through debt and equity financings.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considered all highly liquid debt instruments with original maturities of three months or less when acquired to be cash equivalents.
Financial Instruments

Financial Instruments

The carrying amounts of cash, receivables and current liabilities approximated fair value due to the short-term maturity of the instruments. Debt obligations were carried at cost, which approximated fair value due to the prevailing market rate for similar instruments.

Fair Value Measurement

Fair Value Measurement

All financial and nonfinancial assets and liabilities were recognized or disclosed at fair value in the financial statements. This value was evaluated on a recurring basis (at least annually). Generally accepted accounting principles in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on a measurement date. The accounting principles also established a fair value hierarchy which required an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs were used to measure fair value.

Level 1: Quotes market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that were corroborated by market data.

Level 3: Unobservable inputs that were not corroborated by market data.

Accounts Receivable

Accounts Receivable

Accounts receivable consisted of amounts due from customers based in the United States and abroad. The Company considered accounts more than 30 days old to be past due. The Company used the allowance method for recognizing bad debts. When an account was deemed uncollectible, it was written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of June 30, 2013, management believes an allowance for uncollectible accounts in the amount of $27,662 was adequate.

Inventory

Inventory

Inventory was stated at the lower of cost (first-in, first-out) or market. Market was generally considered to be net realizable value. Inventory consisted of materials used to manufacture the Company’s product and finished goods ready for sale.

Property and Equipment

Property and Equipment

Property and equipment were stated at cost. Depreciation was calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Expenditures for additions and improvements were capitalized, while repairs and maintenance costs were expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or otherwise disposed of were removed from the accounts and any gain or loss was recorded in the year of disposal.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets at least annually. Impairment losses were recorded on long-lived assets used in operations when indicators of impairment were present and the undiscounted future cash flows estimated to be generated by those assets were less than the assets’ carrying amount. If such assets were impaired, the impairment to be recognized was measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of were reported at the lower of the carrying value or fair value, less costs to sell.

Debt Issue Costs

Debt Issue Costs

The costs related to the issuance of debt were capitalized and amortized to interest expense using the straight-line method over the lives of the related debt. The straight-line method results in amortization that was not materially different from that calculated under the effective interest method.

Revenue Recognition

Revenue Recognition

Sales revenue was recognized upon the shipment of product to customers. Allowances for sales returns, rebates and discounts were recorded as a component of net sales in the period the allowances were recognized.

Research and Development

Research and Development

Research and development costs were expensed as incurred.

Advertising

Advertising costs were expensed as incurred. Advertising costs of $0 and $0 were incurred during the three months ended June 30, 2013 and 2012, respectively.

Shipping and Freight Costs	Shipping and Freight Costs The Company includes shipping costs in cost of goods sold.
Income Taxes

Income Taxes

Income taxes were provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and the tax basis of assets and liabilities for financial and income tax reporting. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities were recovered or settled. Deferred tax assets were also recognized for operating losses that were available to offset future taxable income and tax credits that were available to offset future federal income taxes, less the effect of any allowances considered necessary. The company use guidance provided by ASC-740-10, Accounting for Uncertainty in Income Taxes, for reporting uncertain tax provisions.

Stock-based Compensation

Stock-based Compensation

We use the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant, using assumptions for volatility, expected term, risk-free interest rate and dividend yield. We have used one grouping for the assumptions as our option grants were primarily basic with similar characteristics. The expected term of options granted has been derived based upon our history of actual exercise behavior and represents the period of time that options granted were expected to be outstanding. Historical data was also used to estimate option exercises and employee terminations. Estimated volatility was based upon our historical market price at consistent points in a period equal to the expected life of the options. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant and the dividend yield was based on the historical dividend yield. Compensation expense for stock based compensation is recognized over the vesting period.

Income (Loss) per Common Share

Income (Loss) per Common Share

Basic net loss per share excludes the impact of common stock equivalents. Diluted net income (loss) per share utilizes the average market price per share when applying the treasury stock method in determining common stock equivalents. As of June 30, 2013, there were 7,050,000 and vested common stock options outstanding, which were excluded from the calculation of net loss per share-diluted because they were anti-dilutive. In addition, June 30, 2013 the Company had 104,333,335 warrants outstanding issued in connection with convertible promissory notes and stock sales that were also excluded because they were anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.  Reference is made to these recent accounting pronouncements as if they are set forth therein in their entirety.

Inventory (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory maintained
	June 30,	December 31,
	2013	2012
	(unaudited)
Raw materials	$105,446	$216,201
Work in process	15,444	39,354
Finished Goods	233,229	137,264

TOTAL	$354,119	$392,819

Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and equipment comprised
	June 30,	December 31,
	2013	2012
Machinery and equipment	$325,871	$325,419
Funiture and fixtures	114,762	113,074

	440,633	438,493
Less accumulated depreciation	(332,978)	(304,824)

Property and equipment, net	$107,655	$133,669

Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Intangible Assets comprised
	June 30,	December 31,
	2013	2012
Patents and Trademarks	$161,278	$161,278
Websites	80,000	80,000
Lists	500,000	500,000
Research and Development	55,000	55,000

	796,278	796,278
Less accumulated amortization	(493,756	(389,698)

Intangible assets, net	$302,522	$406,580

Notes Payable (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Convertible promissory notes
	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest rate	$—	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% interest rate	15,241	15,241

	32,566	125,663
Less: current maturities	(32,566)	(125,663)
	$—	$—

Convertible promissory notes consistes
	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $160,000, issued February 3, 2011, due on August 31, 2011, 10% annual interest rate	$—	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest rate	—	300,000

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest rate	—	300,000

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $0 and $22,380, respectively	—	477,620

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% interest rate	210,000	210,000

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% interest rate	160,000	160,000

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% interest rate	67,025	67,025
	437,025	1,624,645
Less: current maturities	(437,025)	(1,624,645)
	$—	$—

Convertible promissory notes consist
	June 30, 2013 (unaudited)	December 31, 2012

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand	$77,464	$81,574

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand	426,944	428,716

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand	145,866	146,796

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	51,128	54,991

	701,402	712,257
Less: current maturities	(701,402)	(712,257)
	$—	$—

Acquisition Debt (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Acquisition notes
	June 30, 2013 (unaudited)	December 31, 2012

Acquisition note for the purchase of Acer product designs, original amount $30,000, interest at 8%	30,000	30,000

	30,000	30,000
Less: current maturities	(30,000)	(30,000)
	$—	$—

Shareholder' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stock option activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life		Aggregate Intrinsic Value
Options Outstanding - January 1, 2013	7,050,000	$0.10	1.0	years		-
Granted	—	$—
Exercised	—	—
Forfeited/expired/cancelled	—

Options Outstanding – March 31, 2013	7,050,000	$0.05	4.8 years			$0

Outstanding Exercisable – January 1, 2013	7,050,000	$0.10	4.8 years		$
Outstanding Exercisable – June 30, 2013	7,050,000	$0.05	3.4 years			$0

Property and Equipment, Net (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 13,504
Depreciation expense		$ 28,153

Intangible Assets, Net (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Notes to Financial Statements
Amortization expense	$ 52,397
Amortization expense		$ 104,058

Notes Payable (Details Narrative) (USD $)	Aug. 31, 2013	Jun. 30, 2013	Jun. 14, 2013	Apr. 23, 2013	Apr. 04, 2013	Mar. 21, 2013	Dec. 31, 2012	Jun. 01, 2011	May 03, 2011	Mar. 08, 2011	Mar. 01, 2011	Feb. 01, 2011	Dec. 02, 2004	Dec. 01, 2004
Notes to Financial Statements
Borrow principal amount									$ 100,000				$ 1,420,000
Loaned money														160,000
Additional loan												300,000
Additional loan											300,000
Additional loan								500,000
owed principal amount							1,210,000
Accrued interest		32,566				1,267,770.07	206,314.71
Outstanding principal debt						1,267,707.07
Per share			$ 0.01
Per shares			$ 0.009
Warrants purchase					104,333,335
Per shares					$ 0.01
Per shares						$ 0.009
Converted principal amount						182,000
Debt principal amount				1.451
Common stock share issued				161,269,410
Par shares				$ 0.009
Common stock share issued				161,269,410
Common stock share issued				132,426,499
Common stock share issued				8,464,081
Common stock share issued				20,222,222
Common stock share issued				8,620,689
Secured indebtedness amount							125,663
Common stock share issued		12,218,269
Par shares		$ 0.009
Common stock share issued		8,464,081
Common stock share issued		8,464,081
Secured indebtedness amount		45,000
Par shares		$ 0.009
Promissory note in the amount	400,000
Accrued salary										160,000
Accrued salary										160,000
Accrued legal bill										67,025.3
Per shares										$ 0.05
Additional compensation to ceo									50,000
Per shares									$ 0.05
Common stock issued									$ 50,000
Per shares									$ 0.05

Related party loans (Details Narrative) (USD $)	Jun. 30, 2013
Related Party Transactions [Abstract]
Balance	$ 321,661
Short term loan - related party	$ 100,000
Interest	6%.

Shareholders' Equity (Details Narrative)	Jun. 30, 2013
Equity [Abstract]
Common stock issuances	263,874,315

Line of Credit (Details Narrative) (USD $)	Jun. 30, 2013
Debt Disclosure [Abstract]
Personally credit line	$ 100,000
Credit line for Chief Executive Officer	100,000
Line of credit	77,464
Interest	5%
Remaining amount	22,536
Established personal line of credit	220,000
Borrowed and, subsequently paid	$ 220,000

Commitments and Contingencies (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Oct. 31, 2013	Jul. 01, 2013	Jun. 01, 2013	Feb. 01, 2011	Apr. 02, 2009
Commitments and Contingencies Disclosure [Abstract]
Lease amount						$ 350
Lease amount				6,967
Short term lease			965
Co rent					518
Rent expense	48,000
Rent expense		28,903
Amount paid							$ 125,000
Interest							6%

Contingent Liability (Details Narrative) (USD $)	Jul. 25, 2013	Jun. 30, 2013	Mar. 01, 2013	Jun. 30, 2012
Notes to Financial Statements
Total cash			$ 100,000
Common stock shares			35,000,000
Contingent liability pursuant		1,170,081
Contingent liability pursuant				1,170,081
Cash earned	$ 6,308
Shares earned	11,076,953